Risk/Return Detail Data - FidelityLimitedTermMunicipalIncomeFund-RetailPRO	Mar. 01, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Municipal Trust
FidelityLimitedTermMunicipalIncomeFund-RetailPRO | Fidelity Limited Term Municipal Income Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Limited Term Municipal Income Fund March 1, 2023 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	A Adjusted to reflect current fees.
FidelityLimitedTermMunicipalIncomeFund-RetailPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Limited Term Municipal Income Fund
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%	[1]
Total annual operating expenses	0.29%
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368

[1]	A Adjusted to reflect current fees.